Securities, Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Securities	Dec. 31, 2013
Securities [Abstract]
Restricted equity securities	$ 618,109	$ 676,799
Gross realized gains (losses) from the sales of investment securities	(1,670)	9,206
Number of securities in portfolio	2
Unrealized losses for portfolio for the period, description	greater than 12 months
Sale of investment securities	$ 131,403	$ 63,937